Related Party Relationships and Transactions - Summary of Related Party Transactions (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2024		Mar. 31, 2023	Mar. 31, 2022
Disclosure of transactions between related parties [line items]
Buyback of shares	[1]	₨ 144,783
Rent Paid	[2]
Entities controlled by directors [member]
Disclosure of transactions between related parties [line items]
Sales of goods and services		559		₨ 451	₨ 182
Purchase of services		0		0	0
Assets purchased		330		129	158
Dividend	[3]	3,577		22,555	3,760
Buyback of shares		81,093	[3]	0
Rental income		26		26	3
Rent Paid				1	2
Others		14		27	49
Remuneration and short-term benefits		0		0	0
Other benefits		0		0	0
Balance as at the year end
Receivables		478		313	198
Payables		0		0	0
Key management personnel [member]
Disclosure of transactions between related parties [line items]
Sales of goods and services		0		0	0
Purchase of services		0		0	0
Assets purchased		0		0	0
Dividend	[3]	232		1,458	244
Buyback of shares		5,028	[3]	0
Rental income		0		0
Rent Paid		7		7	8
Others		0		0	0
Remuneration and short-term benefits	[4],[5]	1,321	[6]	811	805
Other benefits	[4],[7]	585	[6]	301	376
Balance as at the year end
Receivables		0		0	0
Payables		638		167	293
Associate [member]
Disclosure of transactions between related parties [line items]
Sales of goods and services		0		0	0
Purchase of services		107		0	0
Assets purchased		0		0	0
Dividend		0		0	0
Buyback of shares		0		0	0
Rental income		0		0	0
Rent Paid		0		0	0
Others		0		0	0
Remuneration and short-term benefits		0		0	0
Other benefits		0		0	0
Balance as at the year end
Receivables		0		0	0
Payables		₨ 0		₨ 0	₨ 0

[1]	Refer to Note 22
[2]	Value is less than 1
[3]	Includes close members of Key management personnel.
[4]	Post-employment benefits and other long-term benefits including compensated absences is not disclosed, as this is determined for the Company as a whole based on actuarial valuation.
[5]	Remuneration and short-term benefits includes sitting fees and commission paid to Non-Executive, Non-Independent Director, and Independent Directors.
[6]	Remuneration, short-term benefits and other benefits for Mr. Thierry Delaporte includes cash compensation in amount of ₹ 415, cost of accelerated vesting of ₹ 310 towards unvested stock options and ₹ 196 towards social security contributions.
[7]	Other benefits include ₹ 368, ₹ 292, and ₹ 575 as of March 31, 2022, 2023 and 2024, respectively towards amortization of RSUs granted to Key management personnel which vest over a period of time. This also includes RSU’s that will vest based on performance parameters of the Company.